Revenue - Schedule of Future Minimum Revenues Committed (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Operating lease revenue
2023	$ 1,609.6
2024	1,545.1
2025	1,275.7
2026	950.4
2027	516.9
Thereafter	663.3
Future minimum revenue to be received from operating leases	6,561.0
Direct financing leases
2023	75.5
2024	72.4
2025	69.1
2026	66.7
2027	64.2
Thereafter	458.7
Future interest income to be earned from direct financing leases	806.6
Other
2023	21.1
2024	20.4
2025	20.4
2026	0.0
2027	0.0
Thereafter	0.0
Future minimum revenue receivable other	61.9
Total committed revenue
2023	1,706.2
2024	1,637.9
2025	1,365.2
2026	1,017.1
2027	581.1
Thereafter	1,122.0
Future minimum revenues receivable	$ 7,429.5